PRUDENTIAL BANCORP, INC. OF PENNSYLVANIA (PARENT COMPANY ONLY) (Tables)	6 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of condensed balance sheet

                                                                                STATEMENT OF FINANCIAL CONDITION

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Assets:
Cash	$105	$254	$500
ESOP loan receivable	3,249	3,342	3,521
Investment in Bank	56,448	55,952	53,304
Other assets	378	283	127
Total assets	$60,180	$59,831	$57,452
Stockholders’ equity:
Preferred stock	—	—	—
Common stock	126	126	126
Additional paid-in-capital	54,932	54,610	54,078
Unearned ESOP shares	(2,676)	(2,787)	(3,011)
Treasury stock	(31,625)	(31,625)	(31,625)
Retained earnings	38,510	38,224	35,631
Accumulated other comprehensive income	913	1,283	2,253
Total stockholders’ equity	60,180	59,831	57,452
Total liabilities and stockholders’ equity	$60,180	$59,831	$57,452

Schedule of condensed income statement

                                                                                     INCOME STATEMENT

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Interest on ESOP loan	$95	$101	$199	$209
Equity in the undistributed earnings (loss) of the Bank	432	679	2,863	(642)
Dividends from Bank	—	—	—	1,000
Other income	—	3	3	16
Total income	527	783	3,065	583
Professional services	121	200	215	236
Other expense	206	193	396	362
Total expense	327	393	611	598
Income (loss) before income taxes	200	390	2,454	(15)
Income tax benefit	(86)	(98)	(139)	(127)
Net income	$286	$488	$2,593	$112

Schedule of condensed cash flow statement

                                                                                    CASH FLOWS

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Operating activities:
Net income	$286	$488	$2,593	$112
(Increase) decrease in assets	(95)	(124)	(155)	31
Equity in the undistributed (earnings) loss of the Bank	(432)	(679)	(2,863)	642
Net cash (used in) provided by operating activities	(241)	(315)	(425)	785
Investing activities:
Repayments received on ESOP loan	92	88	179	168
Net cash provided by investing activities	92	88	179	168
Financing activities:
Cash dividends paid	—	—	—	(1,466)
Payment to repurchase common stock	—	—	—	(49)
Net cash used in financing activities	—	—	—	(1,515)
Net decrease in cash and cash equivalents	(149)	(227)	(246)	(562)
Cash and cash equivalents, beginning of year	254	500	500	1,062
Cash and cash equivalents, end of year	$105	$273	$254	$500